Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Details)	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Income Taxes - Schedule Of Effective Income Tax Rate Reconciliation Details
Income tax liability (benefit) at the U.S statutory income tax and California Franchise tax rates	(39.80%)
Loss on marketable securities
Amortization of loan discount	2.60%
Other differences	0.10%
Change in valuation allowance	37.10%
Total